CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Treasury share [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2020	$ 896	$ 283,065	$ (3,998)	$ 146	$ (149,957)	$ 130,152
Balance, shares at Dec. 31, 2020	35,382,638
Exercise of share options and restricted share units	$ 33	2,778	0	0	0	2,811
Exercise of share options and restricted share units, shares	1,108,842
Share-based compensation	$ 0	7,960	0	0	0	7,960
Other comprehensive income (loss)	0	0	0	125	0	125
Net loss	0	0	0	0	(15,040)	(15,040)
Balance at Dec. 31, 2021	$ 929	293,803	(3,998)	271	(164,997)	126,008
Balance, shares at Dec. 31, 2021	36,491,480
Exercise of share options and restricted share units	$ 25	226	0	0	0	251
Exercise of share options and restricted share units, shares	878,563
Share-based compensation	$ 0	9,269	0	0	0	9,269
Other comprehensive income (loss)	0	0	0	(1,525)	0	(1,525)
Net loss	0	0	0	0	(32,030)	(32,030)
Balance at Dec. 31, 2022	$ 954	303,298	(3,998)	(1,254)	(197,027)	$ 101,973
Balance, shares at Dec. 31, 2022	37,370,043					37,370,043
Exercise of share options and restricted share units	$ 27	(27)	0	0	0	$ 0
Exercise of share options and restricted share units, shares	1,006,896
Share-based compensation	$ 0	8,857	0	0	0	8,857
Other comprehensive income (loss)	0	0	0	1,737	0	1,737
Net loss	0	0	0	0	(62,804)	(62,804)
Balance at Dec. 31, 2023	$ 981	$ 312,128	$ (3,998)	$ 483	$ (259,831)	$ 49,763
Balance, shares at Dec. 31, 2023	38,376,939					38,376,939